PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Rates (Details)	Dec. 31, 2020	Dec. 31, 2019
North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.20%
North America | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate		6.70%
North America | Contracted | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	3.80%	4.10%
North America | Contracted | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.50%	4.90%
North America | Uncontracted | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.10%	5.40%
North America | Uncontracted | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.00%	6.40%
Colombia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	8.90%	9.80%
Colombia | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.10%	9.00%
Colombia | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.40%	10.30%
Brazil | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.30%	8.20%
Brazil | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.60%	9.50%
Europe | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	3.60%	4.00%
Europe | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	3.60%	4.00%